Company Financial Information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 4,090	$ 3,547	$ 3,158
Net cash provided by operating activities	4,641	6,246	4,127
Change in loans	2,794	(1,483)	(4,615)
Net cash (used for) provided by investing activities	(31,050)	51,203	(19,787)
Net proceeds from the issuance of long-term debt	4,738	6,229	4,986
Repayments of long-term debt	(1,046)	(2,953)	(3,659)
Issuance of common stock	34	27	26
Treasury stock acquired	(2,686)	(2,398)	(2,355)
Issuance of preferred stock	0	990	990
Net cash provided by (used for) financing activities	26,780	(59,050)	15,185
Change in cash and due from banks	560	(1,715)	(433)
Cash and due from banks at beginning of period	4,822	6,537	6,970
Cash and due from banks at end of period	5,382	4,822	6,537
Interest paid	1,033	406	295
Income taxes paid	498	1,010	1,015
Income taxes refunded	20	307	901
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income	4,090	3,547	3,158
Equity in undistributed net (income) of subsidiaries	(2,431)	(2,750)	(2,873)
Change in accrued interest receivable	(6)	2	(4)
Change in accrued interest payable	42	4	15
Change in taxes payable	(600)	452	132
Other, net	38	(31)	66
Net cash provided by operating activities	1,133	1,224	494
Purchases of securities	(991)	(1,739)	0
Proceeds from sales of securities	2,729	0	3
Change in loans	7	13	56
Acquisitions of, investments in, and advances to subsidiaries	(7,208)	(317)	(358)
Other, net	0	0	14
Net cash (used for) provided by investing activities	(5,463)	(2,043)	(285)
Net proceeds from the issuance of long-term debt	4,738	6,229	4,986
Repayments of long-term debt	(997)	(2,700)	(3,650)
Change in advances from subsidiaries	(3,930)	(1,136)	2,123
Issuance of common stock	465	465	352
Treasury stock acquired	(2,686)	(2,398)	(2,355)
Issuance of preferred stock	0	990	990
Cash dividends paid	(1,076)	(900)	(865)
Tax benefit realized on share based payment awards	0	3	76
Net cash provided by (used for) financing activities	(3,486)	553	1,657
Change in cash and due from banks	(7,816)	(266)	1,866
Cash and due from banks at beginning of period	9,117	9,383	7,517
Cash and due from banks at end of period	1,301	9,117	9,383
Interest paid	705	409	302
Income taxes paid	61	1	158
Income taxes refunded	15	12	103
Payments received from subsidiaries for taxes	189	$ 189	$ 24
Payments for acquisition of investments in and advances to subsidiaries	10,296
Proceeds from sale of investments in and advances from subsidiaries	$ 3,088